Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

9.  Premises And Equipment

Premises and equipment consist of the following (in thousands):

	December 31,
	2012	2011
Land	$864	$864
Buildings and improvements	8,510	8,454
Furniture, computer software and equipment	4,523	4,307
	13,897	13,625
Less: accumulated depreciation and amortization	(7,425)	(6,915)
	$6,472	$6,710

Depreciation and amortization expense on premises and equipment charged to operations was $524,000 in 2012, $581,000 in 2011 and $565,000 in 2010.